Income tax receivables and payables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Income tax receivables and payables
Income tax receivables, Current	€ 192	€ 191
Income taxes receivables, Non current	173	168
Income tax payables, Current	456	440
Income tax payables, Non current	€ 454	€ 287